[QUARLES & BRADY LLP LETTERHEAD]

                                   May 4, 2001

VIA EDGAR
---------

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington DC 20549

     RE:  NORTH TRACK FUNDS, INC. ("REGISTRANT")
          1933 ACT REG. NO. 33-12
          1940 ACT FILE NO. 811-4401
          CIK #0000775689

          RULE 497(J) CERTIFICATION FOR DEFINITIVE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION INCLUDED IN POST-EFFECTIVE AMENDMENT NO. 61

Ladies and Gentlemen:

     The Registrant named above has authorized us to certify to the Securities and Exchange Commission, on its behalf, that the definitive Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(c) with respect to Post-Effective Amendment No. 61 (the "Amendment") to its Registration Statement on form N-1A would not have differed from the forms of Prospectuses and Statements of Additional Information included in said Amendment and, as permitted under Rule 497(j), the Registrant has elected not to file definitive Prospectuses and Statements of Additional Information with respect to the Amendment.

     For your information, the Amendment included:

          o An annual update to the Prospectus and Statement of Additional Information for the Registrant's Wisconsin Tax-Exempt Fund;

          o An annual update to the Prospectus covering Class X and Class B Shares (Retail Shares) for the Registrant's Cash Reserve Fund;

          o An annual update to the Prospectus covering Class Y shares (Institutional Shares) for the Registrant's Cash Reserve Fund; and

          o An annual update to the Statement of Additional Information for all three classes of shares of the Registrant's Cash Reserve Fund.

     The Amendment was accepted for filing on May 1, 2001, and automatically became effective on that date in accordance with Rule 485(b).

     If you have any questions with respect to this filing, please call the undersigned at (414) 277-5309.

                                   Very truly yours,

                                   QUARLES & BRADY LLP

                                   /S/ Fredrick G. Lautz

                                   Fredrick G. Lautz

cc:  Mr. Robert J. Tuszynski
     Mr. Mike Karbouski